Schedule of Investments (unaudited)
January 31, 2026
iShares® iBonds® 2026 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/26	$735	$734,086
Aerospace & Defense — 2.4%
Boeing Co.(The)
2.20%, 02/04/26	7,780	7,780,000
2.25%, 06/15/26	5	4,967
2.75%, 02/01/26	2,060	2,060,000
3.10%, 05/01/26	1,025	1,021,993
Incora Top Holdco LLC, 6.00%, 01/31/33(a)(b)(c)	22	5,341
L3Harris Technologies, Inc., 3.85%, 12/15/26	1,125	1,124,027
RTX Corp.
2.65%, 11/01/26	635	629,484
5.00%, 02/27/26	50	50,008
5.75%, 11/08/26	2,545	2,577,235
Spirit AeroSystems, Inc., 3.85%, 06/15/26	10,366	10,342,825
		25,595,880
Agriculture — 0.7%
Altria Group, Inc.
2.63%, 09/16/26	1,110	1,101,165
4.40%, 02/14/26	80	79,975
BAT Capital Corp., 3.22%, 09/06/26(d)	2,105	2,094,319
BAT International Finance PLC, 1.67%, 03/25/26	3,245	3,232,973
Bunge Ltd. Finance Corp., 3.25%, 08/15/26	830	827,055
		7,335,487
Airlines — 3.5%
Air Canada, 3.88%, 08/15/26(e)	20,944	20,861,177
Air Canada Pass Through Trust, Series 2020-1, Class C, 10.50%, 07/15/26(e)	5,612	5,750,044
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 04/01/28(d)	705	701,887
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(e)	9,025	9,037,578
Southwest Airlines Co., 3.00%, 11/15/26(d)	685	679,211
		37,029,897
Apparel — 1.6%
Under Armour, Inc., 3.25%, 06/15/26	17,355	17,269,521
Auto Manufacturers — 4.5%
Ford Motor Co., 4.35%, 12/08/26(d)	2,805	2,804,242
Ford Motor Credit Co. LLC
2.70%, 08/10/26	2,675	2,652,982
4.54%, 08/01/26	1,995	1,992,171
5.13%, 11/05/26	1,800	1,809,336
6.95%, 03/06/26	905	905,188
6.95%, 06/10/26	1,400	1,410,335
General Motors Financial Co., Inc.
1.50%, 06/10/26	2,615	2,592,467
4.00%, 10/06/26	1,495	1,494,869
5.25%, 03/01/26	325	325,275
5.40%, 04/06/26	3,050	3,057,844
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26(e)	14,415	14,120,515
2.00%, 03/09/26(d)(e)	9,157	9,116,505
6.95%, 09/15/26(e)	5,344	5,406,507
		47,688,236
Banks — 2.5%
Barclays PLC, 5.20%, 05/12/26	4,455	4,467,123
Security	Par (000)	Value
Banks (continued)
Citigroup, Inc.
4.30%, 11/20/26	$2,030	$2,035,103
4.60%, 03/09/26	1,065	1,065,487
Citizens Financial Group, Inc., 2.85%, 07/27/26	1,175	1,168,121
Cooperatieve Rabobank UA, 3.75%, 07/21/26	3,660	3,654,483
Fifth Third Bank N.A., 3.85%, 03/15/26	740	739,903
HSBC Holdings PLC, 4.38%, 11/23/26	1,825	1,829,177
KeyBank N.A., 3.40%, 05/20/26	1,250	1,247,717
Lloyds Banking Group PLC, 4.65%, 03/24/26	3,005	3,006,192
Morgan Stanley, 4.35%, 09/08/26	4,625	4,634,324
Santander Holdings USA, Inc., 3.24%, 10/05/26(d)	1,935	1,924,675
		25,772,305
Beverages — 0.5%
Constellation Brands, Inc., 3.70%, 12/06/26	1,265	1,262,267
Keurig Dr Pepper, Inc., 2.55%, 09/15/26(d)	1,160	1,148,917
Molson Coors Beverage Co., 3.00%, 07/15/26	2,640	2,629,483
		5,040,667
Biotechnology — 0.4%
Amgen, Inc., 2.60%, 08/19/26	3,250	3,226,630
Illumina, Inc., 4.65%, 09/09/26	1,070	1,073,506
		4,300,136
Building Materials — 0.2%
Johnson Controls International PLC, 3.90%, 02/14/26	900	899,851
Owens Corning, 3.40%, 08/15/26	1,105	1,100,906
		2,000,757
Chemicals — 3.9%
Advancion Sciences, Inc., 9.25%, 11/01/26, (9.25 % PIK)(e)(f)	200	174,136
Celanese U.S. Holdings LLC, 1.40%, 08/05/26(d)	13,675	13,430,777
FMC Corp., 3.20%, 10/01/26(d)	23,600	23,369,577
Nutrien Ltd., 4.00%, 12/15/26(d)	900	900,767
PPG Industries, Inc., 1.20%, 03/15/26	1,430	1,424,980
Westlake Corp., 3.60%, 08/15/26(d)	1,350	1,346,082
		40,646,319
Commercial Services — 3.4%
Block, Inc., 2.75%, 06/01/26(d)	24,837	24,692,663
Global Payments, Inc.
1.20%, 03/01/26	2,210	2,205,138
4.80%, 04/01/26	1,575	1,575,752
Hertz Corp. (The), 4.63%, 12/01/26(d)(e)	5,600	5,292,896
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 04/15/26(d)(e)	1,559	1,561,700
		35,328,149
Computers — 2.5%
CGI, Inc., 1.45%, 09/14/26	1,265	1,245,405
Dell International LLC/EMC Corp.
4.90%, 10/01/26	3,555	3,569,677
6.02%, 06/15/26	180	180,492
DXC Technology Co., 1.80%, 09/15/26(d)	1,601	1,578,801
Genpact Luxembourg Sarl/Genpact USA, Inc., 1.75%, 04/10/26	375	372,983
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	1,510	1,504,147
4.45%, 09/25/26	2,580	2,587,975
HP, Inc., 1.45%, 06/17/26	1,000	990,266
Kyndryl Holdings, Inc., 2.05%, 10/15/26	1,445	1,424,538
Western Digital Corp., 4.75%, 02/15/26	13,315	13,315,000
		26,769,284

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® 2026 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services — 8.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	$5,180	$5,121,664
4.45%, 04/03/26	10	10,000
Air Lease Corp.
1.88%, 08/15/26	3,760	3,714,915
3.75%, 06/01/26	905	903,794
5.30%, 06/25/26	1,215	1,220,312
Aircastle Ltd., 4.25%, 06/15/26	1,360	1,359,244
Capital One Financial Corp., 3.75%, 07/28/26	3,070	3,065,152
Jefferson Capital Holdings LLC, 6.00%, 08/15/26(e)	8,551	8,542,668
Nasdaq, Inc., 3.85%, 06/30/26	455	454,577
Navient Corp., 6.75%, 06/15/26	14,766	14,827,916
Nomura Holdings, Inc., 1.65%, 07/14/26	2,550	2,523,435
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/26(d)(e)	25,433	25,094,661
SLM Corp., 3.13%, 11/02/26	15,821	15,593,401
Synchrony Financial, 3.70%, 08/04/26	1,300	1,296,632
Voya Financial, Inc., 3.65%, 06/15/26	135	134,801
Western Union Co. (The), 1.35%, 03/15/26(d)	1,205	1,201,084
		85,064,256
Electric — 2.5%
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(g)	2,320	2,330,931
Ameren Corp.
3.65%, 02/15/26	255	254,915
5.70%, 12/01/26	1,440	1,458,850
CenterPoint Energy, Inc., 1.45%, 06/01/26	1,060	1,051,227
Cleco Corporate Holdings LLC, 3.74%, 05/01/26(d)	650	648,896
CMS Energy Corp., 3.00%, 05/15/26(d)	195	194,503
Dominion Energy, Inc.
Series A, 1.45%, 04/15/26	180	179,144
Series D, 2.85%, 08/15/26(d)	780	775,411
DTE Energy Co., 2.85%, 10/01/26	1,265	1,256,064
Duke Energy Corp., 2.65%, 09/01/26	3,095	3,072,572
Emera U.S. Finance LP, 3.55%, 06/15/26	1,130	1,126,600
Enel Americas SA, 4.00%, 10/25/26	1,260	1,257,641
Entergy Corp., 2.95%, 09/01/26	1,550	1,540,556
Eversource Energy
4.75%, 05/15/26	145	145,314
Series U, 1.40%, 08/15/26(d)	600	591,577
Exelon Corp., 3.40%, 04/15/26	810	808,954
Fortis, Inc./Canada, 3.06%, 10/04/26	2,225	2,209,501
ITC Holdings Corp., 3.25%, 06/30/26	845	841,928
Pacific Gas and Electric Co., 2.95%, 03/01/26	525	524,332
PPL Capital Funding, Inc., 3.10%, 05/15/26	505	503,801
Sempra, 5.40%, 08/01/26	1,340	1,347,481
Southern Co. (The), 3.25%, 07/01/26	1,440	1,436,885
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26	1,000	991,960
Series N, 1.65%, 03/15/26	265	264,309
WEC Energy Group, Inc., 5.60%, 09/12/26	705	711,025
Xcel Energy, Inc., 3.35%, 12/01/26	1,185	1,179,625
		26,704,002
Electronics — 0.7%
Avnet, Inc., 4.63%, 04/15/26	415	414,765
Flex Ltd., 3.75%, 02/01/26	1,365	1,365,000
Fortive Corp., 3.15%, 06/15/26(d)	1,840	1,833,512
Jabil, Inc., 1.70%, 04/15/26	1,000	995,199
TD SYNNEX Corp., 1.75%, 08/09/26	1,455	1,435,495
Security	Par (000)	Value
Electronics (continued)
Vontier Corp., 1.80%, 04/01/26	$740	$736,889
		6,780,860
Engineering & Construction — 0.4%
INNOVATE Corp., 10.50%, 02/01/27, (10.50% PIK)(e)(f)	5,243	4,494,604
Entertainment — 0.8%
Empire Resorts, Inc., 7.75%, 11/01/26(e)	8,857	8,781,492
Environmental Control — 0.1%
Veralto Corp., 5.50%, 09/18/26	1,455	1,467,391
Food — 1.2%
Campbell's Co. (The), 5.30%, 03/20/26	825	825,652
Conagra Brands, Inc., 5.30%, 10/01/26	1,310	1,319,436
Flowers Foods, Inc., 3.50%, 10/01/26	875	869,672
Ingredion, Inc., 3.20%, 10/01/26	1,205	1,198,524
Kraft Heinz Foods Co., 3.00%, 06/01/26	3,875	3,861,526
Kroger Co. (The), 2.65%, 10/15/26	1,550	1,535,830
McCormick & Co., Inc./MD, 0.90%, 02/15/26	895	893,975
Sysco Corp., 3.30%, 07/15/26	1,315	1,311,420
Tyson Foods, Inc., 4.00%, 03/01/26	660	659,895
		12,475,930
Gas — 0.1%
National Fuel Gas Co., 5.50%, 10/01/26	680	685,932
Southern Co. Gas Capital Corp., 3.25%, 06/15/26	140	139,621
Spire, Inc., 5.30%, 03/01/26	605	605,598
		1,431,151
Hand & Machine Tools — 0.1%
Stanley Black & Decker, Inc., 3.40%, 03/01/26	890	889,561
Health Care - Products — 0.4%
Agilent Technologies, Inc., 3.05%, 09/22/26(d)	660	656,268
Baxter International, Inc., 2.60%, 08/15/26(d)	1,200	1,188,767
Stryker Corp., 3.50%, 03/15/26	1,850	1,849,013
		3,694,048
Health Care - Services — 3.1%
Cigna Group (The), 1.25%, 03/15/26	1,180	1,175,775
Elevance Health, Inc.
1.50%, 03/15/26	745	742,801
4.50%, 10/30/26(d)	680	683,185
HCA, Inc.
5.25%, 06/15/26	540	540,606
5.38%, 09/01/26	3,220	3,223,388
IQVIA, Inc., 5.00%, 10/15/26(e)	23,535	23,537,133
Laboratory Corp. of America Holdings, 1.55%, 06/01/26	1,030	1,021,173
Universal Health Services, Inc., 1.65%, 09/01/26	1,535	1,511,945
		32,436,006
Holding Companies - Diversified — 2.6%
Ares Capital Corp., 2.15%, 07/15/26	3,235	3,202,058
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/26(d)	660	651,096
2.95%, 03/10/26	470	468,344
Barings BDC, Inc., 3.30%, 11/23/26(d)	725	717,107
Blackstone Private Credit Fund, 2.63%, 12/15/26	3,470	3,415,746
Blackstone Secured Lending Fund, 2.75%, 09/16/26	2,080	2,057,919
Blue Owl Capital Corp., 3.40%, 07/15/26	3,050	3,032,833
Blue Owl Capital Corp. II, 8.45%, 11/15/26	775	793,651
Blue Owl Credit Income Corp., 3.13%, 09/23/26	780	772,055

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® 2026 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Golub Capital BDC, Inc., 2.50%, 08/24/26	$1,265	$1,250,499
Main Street Capital Corp., 3.00%, 07/14/26	1,335	1,323,990
Prospect Capital Corp., 3.36%, 11/15/26(d)	8,955	8,764,634
Sixth Street Specialty Lending, Inc., 2.50%, 08/01/26(d)	685	677,872
		27,127,804
Home Builders — 0.0%
Lennar Corp., 5.25%, 06/01/26(d)	225	225,084
Home Furnishings — 0.6%
FXI Holdings, Inc., 14.00%, 11/15/29, (14.00 % Cash)(e)(f)	10,292	6,059,727
Housewares — 0.7%
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26(d)	7,481	7,479,369
Insurance — 0.4%
Allstate Corp. (The), 3.28%, 12/15/26	1,245	1,238,760
Lincoln National Corp., 3.63%, 12/12/26	1,000	996,475
Old Republic International Corp., 3.88%, 08/26/26(d)	1,245	1,243,852
Reinsurance Group of America, Inc., 3.95%, 09/15/26	800	799,703
Trinity Acquisition PLC, 4.40%, 03/15/26	30	30,011
		4,308,801
Internet — 2.1%
eBay, Inc., 1.40%, 05/10/26	355	352,485
Expedia Group, Inc., 5.00%, 02/15/26	170	169,990
Millennium Escrow Corp., 6.63%, 08/01/26(e)	21,890	21,411,942
		21,934,417
Iron & Steel — 1.1%
ArcelorMittal SA, 4.55%, 03/11/26	240	240,074
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26(d)(e)	13,373	11,636,766
		11,876,840
Lodging — 5.8%
Las Vegas Sands Corp., 3.50%, 08/18/26	3,235	3,218,757
Marriott International, Inc./MD
5.45%, 09/15/26	960	967,527
Series R, 3.13%, 06/15/26	1,150	1,146,307
MGM China Holdings Ltd., 5.88%, 05/15/26(d)(e)	21,530	21,530,835
MGM Resorts International, 4.63%, 09/01/26(d)	14,862	14,864,166
Travel & Leisure Co., 6.63%, 07/31/26(e)	19,797	19,874,621
		61,602,213
Machinery — 0.4%
CNH Industrial Capital LLC, 1.45%, 07/15/26	1,265	1,249,840
Regal Rexnord Corp., 6.05%, 02/15/26	785	785,291
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/26	1,550	1,543,791
Xylem, Inc./New York, 3.25%, 11/01/26(d)	1,030	1,024,478
		4,603,400
Manufacturing — 0.1%
Teledyne Technologies, Inc., 1.60%, 04/01/26	900	896,303
Media — 7.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/26(e)	22,258	22,258,000
DISH DBS Corp.
5.25%, 12/01/26(e)	16,075	15,607,404
7.75%, 07/01/26	11,375	11,153,750
Sirius XM Radio LLC, 3.13%, 09/01/26(d)(e)	25,338	25,176,431
		74,195,585
Security	Par (000)	Value
Mining — 1.0%
Hudbay Minerals, Inc., 4.50%, 04/01/26(h)	$10,901	$10,903,832
Office & Business Equipment — 0.3%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/26	3,140	3,103,812
Oil & Gas — 3.0%
Civitas Resources, Inc., 5.00%, 10/15/26(e)	12,719	12,704,541
Diamondback Energy, Inc., 3.25%, 12/01/26	1,610	1,600,184
Marathon Petroleum Corp., 5.13%, 12/15/26	1,490	1,500,888
Phillips 66 Co., 3.55%, 10/01/26(d)	1,040	1,037,650
SM Energy Co., 6.75%, 09/15/26	13,288	13,305,653
Valero Energy Corp., 3.40%, 09/15/26(d)	910	906,647
		31,055,563
Packaging & Containers — 1.4%
Amcor Finance USA, Inc., 3.63%, 04/28/26	1,245	1,243,500
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26(d)	12,837	12,810,467
Sonoco Products Co., 4.45%, 09/01/26	1,070	1,072,606
		15,126,573
Pharmaceuticals — 1.5%
Cardinal Health, Inc., 4.70%, 11/15/26	1,030	1,036,466
CVS Health Corp.
2.88%, 06/01/26	3,620	3,606,088
3.00%, 08/15/26	1,560	1,550,640
5.00%, 02/20/26	3,125	3,122,619
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	3,140	3,125,972
Utah Acquisition Sub, Inc., 3.95%, 06/15/26	2,870	2,865,530
		15,307,315
Pipelines — 6.1%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/26(d)(e)	8,576	8,584,805
Boardwalk Pipelines LP, 5.95%, 06/01/26	695	696,171
Buckeye Partners LP, 3.95%, 12/01/26(d)	19,212	19,096,666
Enbridge, Inc.
1.60%, 10/04/26	1,070	1,053,293
4.25%, 12/01/26(d)	1,525	1,527,917
5.90%, 11/15/26	2,415	2,449,142
Energy Transfer LP
3.90%, 07/15/26	1,175	1,174,385
6.05%, 12/01/26	2,025	2,056,920
Kinder Morgan, Inc., 1.75%, 11/15/26	1,060	1,042,248
MPLX LP, 1.75%, 03/01/26	630	628,883
NuStar Logistics LP, 6.00%, 06/01/26	17,975	17,997,394
ONEOK, Inc.
4.85%, 07/15/26(d)	975	977,091
5.55%, 11/01/26	2,220	2,241,849
Plains All American Pipeline LP/PAA Finance Corp., 4.50%, 12/15/26(d)	1,550	1,554,377
Spectra Energy Partners LP, 3.38%, 10/15/26	1,265	1,260,127
Western Midstream Operating LP, 4.65%, 07/01/26	1,250	1,250,651
Williams Companies, Inc. (The), 5.40%, 03/02/26	980	981,214
		64,573,133
Real Estate Investment Trusts — 9.5%
Alexandria Real Estate Equities, Inc., 3.80%, 04/15/26	375	374,768
American Tower Corp.
1.45%, 09/15/26	1,280	1,260,090
1.60%, 04/15/26	1,465	1,458,009
3.38%, 10/15/26	2,075	2,065,608

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® 2026 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Arbor Realty Trust, Inc., Series QIB, 4.50%, 09/01/26(d)(e)	$1,790	$1,772,484
Boston Properties LP
2.75%, 10/01/26	2,035	2,016,186
3.65%, 02/01/26	1,790	1,790,000
Brixmor Operating Partnership LP, 4.13%, 06/15/26	655	655,001
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.75%, 05/15/26(e)	20,324	20,246,718
Crown Castle, Inc.
1.05%, 07/15/26	3,060	3,019,178
3.70%, 06/15/26	1,495	1,492,327
4.45%, 02/15/26	1,800	1,799,114
CubeSmart LP, 3.13%, 09/01/26	685	680,723
EPR Properties, 4.75%, 12/15/26	1,080	1,082,949
Equinix, Inc.
1.45%, 05/15/26	310	307,699
2.90%, 11/18/26	1,220	1,209,477
Essex Portfolio LP, 3.38%, 04/15/26	205	204,686
Extra Space Storage LP, 3.50%, 07/01/26	1,230	1,226,836
Federal Realty OP LP, 1.25%, 02/15/26	205	204,762
Healthcare Realty Holdings LP, 3.50%, 08/01/26	1,365	1,358,963
Healthpeak OP LLC, 3.25%, 07/15/26	1,360	1,355,356
Kite Realty Group LP, 4.00%, 10/01/26(d)	685	683,831
NNN REIT, Inc., 3.60%, 12/15/26(d)	755	752,794
RLJ Lodging Trust, 3.75%, 07/01/26(e)	16,004	15,918,061
Starwood Property Trust, Inc., 3.63%, 07/15/26(e)	15,557	15,453,776
Tanger Properties LP, 3.13%, 09/01/26(d)	780	774,894
UDR, Inc., 2.95%, 09/01/26	685	680,716
Ventas Realty LP, 3.25%, 10/15/26	1,915	1,904,189
Vornado Realty LP, 2.15%, 06/01/26	17,717	17,579,258
WP Carey, Inc., 4.25%, 10/01/26(d)	770	770,612
		100,099,065
Retail — 0.9%
AutoZone, Inc., 5.05%, 07/15/26	1,120	1,124,990
Lowe's Companies, Inc.
2.50%, 04/15/26	450	448,688
4.80%, 04/01/26	2,100	2,101,317
O'Reilly Automotive, Inc.
3.55%, 03/15/26	1,015	1,014,294
5.75%, 11/20/26	1,530	1,548,962
Ross Stores, Inc., 0.88%, 04/15/26	995	988,822
Starbucks Corp., 4.75%, 02/15/26	1,925	1,925,168
		9,152,241
Semiconductors — 0.6%
Intel Corp.
2.60%, 05/19/26	625	622,593
4.88%, 02/10/26	3,020	3,019,845
Marvell Technology, Inc., 1.65%, 04/15/26	160	159,202
NXP BV/NXP Funding LLC/NXP USA, Inc., 3.88%, 06/18/26	1,525	1,524,067
Skyworks Solutions, Inc., 1.80%, 06/01/26	1,283	1,273,839
		6,599,546
Software — 3.7%
Broadridge Financial Solutions, Inc., 3.40%, 06/27/26(d)	1,070	1,066,687
Concentrix Corp., 6.65%, 08/02/26	2,785	2,809,311
Fair Isaac Corp., 5.25%, 05/15/26(e)	10,928	10,925,260
Fidelity National Information Services, Inc., 1.15%, 03/01/26	2,775	2,768,760
Security	Par (000)	Value
Software (continued)
Fiserv, Inc., 3.20%, 07/01/26	$4,550	$4,532,511
Oracle Corp.
1.65%, 03/25/26	5,690	5,670,116
2.65%, 07/15/26	6,120	6,077,123
Roper Technologies, Inc., 3.80%, 12/15/26(d)	1,455	1,453,450
Take-Two Interactive Software, Inc., 5.00%, 03/28/26	585	585,622
VMware LLC, 1.40%, 08/15/26	3,175	3,133,606
		39,022,446
Telecommunications — 3.6%
AT&T, Inc.
1.70%, 03/25/26	5,985	5,966,349
2.95%, 07/15/26	765	761,504
Hughes Satellite Systems Corp.
5.25%, 08/01/26(d)	13,895	13,147,167
6.63%, 08/01/26(d)	13,255	11,640,981
Rogers Communications, Inc., 2.90%, 11/15/26	1,070	1,060,077
T-Mobile USA, Inc.
1.50%, 02/15/26	1,705	1,701,325
2.25%, 02/15/26	1,040	1,039,130
2.63%, 04/15/26	2,480	2,472,747
		37,789,280
Toys, Games & Hobbies — 0.1%
Hasbro, Inc., 3.55%, 11/19/26(d)	1,405	1,400,786
Transportation — 0.7%
Canadian Pacific Railway Co., 1.75%, 12/02/26	2,035	1,999,313
FedEx Corp., 3.25%, 04/01/26	1,570	1,567,747
GXO Logistics, Inc., 1.65%, 07/15/26	880	869,251
JB Hunt Transport Services, Inc., 3.88%, 03/01/26	785	784,624
Norfolk Southern Corp., 2.90%, 06/15/26(d)	445	443,395
Ryder System, Inc.
1.75%, 09/01/26	685	676,043
2.90%, 12/01/26(d)	1,185	1,174,440
		7,514,813
Trucking & Leasing — 0.1%
GATX Corp., 3.25%, 09/15/26	780	775,806
Venture Capital — 0.1%
Hercules Capital, Inc., 2.63%, 09/16/26	735	725,835
Total Corporate Bonds & Notes — 97.1% (Cost: $1,026,553,799)		1,023,189,614
Floating Rate Loan Interests
Media — 0.0%
Radiate Holdco, LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50% and 1.50% PIK), 8.79%, 09/25/29(f)(i)	8	6,563
Total Floating Rate Loan Interests — 0.0% (Cost: $(1,283))		6,563

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® 2026 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.0%
Incora Top Holdco LLC, NVS(b)	1,069	$6,361
Total Common Stocks — 0.0% (Cost $59,520)		6,361
Total Long-Term Investments — 97.1% (Cost: $1,026,612,036)		1,023,202,538
Short-Term Securities
Money Market Funds — 8.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(j)(k)(l)	74,439,166	74,476,385
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(j)(k)	14,440,000	14,440,000
Total Short-Term Securities — 8.4% (Cost: $88,907,061)		88,916,385
Total Investments — 105.5% (Cost: $1,115,519,097)		1,112,118,923
Liabilities in Excess of Other Assets — (5.5)%		(57,702,511)
Net Assets — 100.0%		$1,054,416,412

(a)	Issuer filed for bankruptcy and/or is in default.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan.
(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$81,033,690	$—	$(6,557,114)(a)	$(190)	$(1)	$74,476,385	74,439,166	$371,963 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	13,060,000	1,380,000 (a)	—	—	—	14,440,000	14,440,000	412,673	—
				$(190)	$(1)	$88,916,385		$784,636	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® 2026 Term High Yield and Income ETF

Fair Value Hierarchy as of Period End (continued)
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,023,184,273	$5,341	$1,023,189,614
Floating Rate Loan Interests	—	6,563	—	6,563
Common Stocks	—	—	6,361	6,361
Short-Term Securities
Money Market Funds	88,916,385	—	—	88,916,385
	$88,916,385	$1,023,190,836	$11,702	$1,112,118,923

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
NVS	Non-Voting Shares
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate